Offerings	Jun. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes Due 2028
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99892
Maximum Aggregate Offering Price	$ 849,082,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,994.45
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Analog Devices, Inc. (the “Company”) deferred payment of registration fees for the Registration Statement on Form
S-3
(File
No. 333-281670),
filed with the Securities and Exchange Commission (the “Commission”) on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated June 12, 2025, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes Due 2030
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99912
Maximum Aggregate Offering Price	$ 649,428,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,427.43
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Analog Devices, Inc. (the “Company”) deferred payment of registration fees for the Registration Statement on Form
S-3
(File
No. 333-281670),
filed with the Securities and Exchange Commission (the “Commission”) on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated June 12, 2025, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.